REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenues	The following table summarizes the Company’s disaggregated revenues:

	Pattern of Recognition	2021	2020
Device	Point in time	$715	$200
Service	Over time	781	94

Total revenue		$1,496	$294

Information about Receivables and Deferred Revenue from Contracts with Customers
The following table provides information about receivables and deferred revenue from contracts with customers:

	2021	2020
Accounts receivable	$553	$174
Unbilled receivables	91	—
Deferred revenue	730	158
Long term deferred revenue	510	—